UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1. Name and address of issuer Security Equity Fund
                             805 King Farm Boulevard Suite 600
                                      Rockville MD 20850







2.	The name of each series or class of securities for which this Form
	is filed (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes)

This form is being filed for Large Cap Core Fund (Classes ABC
 Institutional) All Cap Value Fund (Classes AC Institutional) Mid Cap Value Fund (Classes ABC) Mid Cap Value Institutional Fund Small Cap Growth Fund (Classes A.B.CInstitutional) Small Cap Value Fund(Classes AC Institutional) Large Cap Concentrated Growth Fund (Classes ABC Institutional) MSCI EAFE Equal Weight Fund (Classes A.BC Institutional) and Alpha Opportunity Fund (Classes ABC
 Institutional).






3.	Investment Company Act File Number 811-01136


	Securities Act File Number          002-19458




4(a).	Last day of fiscal year for which this Form is filed  September
30 2012






4(b).		Check box if this Form is being filed late (i.e. more than 90
			calendar days after the end of the issuers fiscal year).
	  (See Instruction A.2)


	Note If the Form is being filed late interest must be paid on the registration fee due.



4(c). Check box if this is the last time the issuer will be filing this Form.





5.	Calculation of registration fee

(i)	Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f)


(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year					$863159047
 $461317559

(iii)	Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11 1995 that were not
	previously used to reduce registration fees payable
	to the Commission									$
0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]
									             -$863159047


(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]


(vi)	Redemption credits available for use in future years			$401841488
-$0
	 if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]


..00013640
(vii)	Multiplier for determining registration fee (See					x
..

0
	Instruction C.9)

(viii)	Registration fee due [multiply Item 5(v) by Item 					         =$
	5(vii)] (enter 0 if no fee is due)



6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11 1997 then report the amount of securities (number of shares or other units) deducted here ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are

	available for use by the issuer in future fiscal years then state that number here ________.



7.	Interest due -- if this Form is being filed more than 90 days after
	the end of the issuers fiscal year
	(see Instruction D)

																           +$




8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]


																           =$0.00



9.	Date the registration fee and any interest payment was sent to the
	Commissions lockbox depository


		Method of Delivery

						Wire Transfer
						Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

/s/ Nikolaos Bonos


Nikolaos Bonos Vice President and Treasurer

By (Signature and Title)

 Date December 17, 2012



Please print the name and title of the signing officer below the signature.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 24F-2

Annual Filing Under Rule 24f-2
of the Investment Company Act of 1940

INSTRUCTIONS

 A.General

 1.This Form should be used by an open-end management investment company face amount certificate company or unit investment trust (issuer) for annual filings required by rule 24f-2 under the Investment Company Act of 1940 [15 U.S.C. 80a] (Investment Company
Act). If the issuer has registered more than one class or series of securities on the same registration statement under the Securities Act of 1933 [15 U.S.C. 77a-aa] (Securities Act) the issuer may file a single Form 24F-2 for those classes or series that have the same fiscal year end. Such an issuer may calculate its fees based on aggregate net sales of the series having the same fiscal year end. An issuer choosing to calculate registration fees on a class-by-class or series-by-series basis should make a single filing consisting of a separate Form 24F-2 for each class or series in a single EDGAR document.

 2.This Form must be filed within 90 calendar days after the end of the issuers fiscal year or if the last day of the 90 day period falls on Saturday Sunday or a federal holiday the first business day thereafter. For example a Form 24F-2 for a fiscal year ending on June 30 must be filed no later than September 28. If September 28 falls on a Saturday or Sunday the Form must be filed on the following
 Monday.  In these instructions we refer to this as the Due Date.

 3.Pursuant to rule 101(a)(1)(i) of Regulation S-T
[17 CFR 232.101(a)(1)(i)] this Form must be submitted in electronic format using the Commissions Electronic Data Gathering Analysis and Retrieval (EDGAR) system. Consult the EDGAR Filer Manual and Appendices for instructions on how to properly construct the submission header for an electronic Form 24F-2 EDGAR filing.

 4.This Form must be accompanied by the appropriate registration fee.
  If the Form is being filed late interest must be paid.
  See Instruction D.

 5.This Form will be deemed filed with the Commission on the date on which it is received and accepted by the Commission. The Commission will not accept for filing any Form accompanied by insufficient payment of the registration fee. A Form accompanied by insufficient payment of the registration fee will not be deemed accepted and filed until receipt by the Commission of proper payment of the registration fee.
  No part of the registration fee is refundable. Issuers should refer to rule 0-8 under the Investment Company Act [17 CFR 270.0-8] rule 3a of the Commissions Rules of Informal and Other Procedures
[17 CFR 202.3a] and rule 13(c) under Regulation S-T [17 CFR 232.13(c)] for instructions on payment of fees to the Commission.

 B.Identifying Information

 1.Item 1 - Provide the name of the issuer as it appears on the cover of the issuers most recent Securities Act registration statement or post-effective amendment.

 2.Item 2 - If the Form is being filed for all classes and series of securities of the issuer the issuer should check the box and not list the names of the classes and series.

 3.Item 3 - The Investment Company Act file number should be the number assigned to the issuers registration statement filed under the Investment Company Act (beginning with 811-). The Securities Act file number is the number of the registrants most recent Securities
Act registration statement (beginning with 2- 33- or 333-).

 4.Item 4(a) - In the case of an issuer that ceases operations the date it ceases operations is deemed the last day of its fiscal year for purposes of section 24(f) of the Investment Company Act.

 5.Item 4(b) - Check the box if the Form is filed late. If the issuer files the Form late the issuer is required under section 24(f) to pay interest on unpaid amounts at the rate applicable to Treasury and tax loan accounts. See Instruction D.

 6.Item 4(c) - Check the box if this is the last time the issuer will be filing Form 24F-2 (i.e. if the issuer has ceased operations).

 C.Computation of Registration Fee

 1.Item 5 is a work sheet for calculating the registration fee due.
  An issuer must aggregate prices for all classes or series for which the Form is being filed. If the issuer charges a front-end sales load on its securities the aggregate sale price must include the sales load.

 2.Mergers -

F (a) In the case of a liquidation merger or sale of all or substantially all of the assets of an issuer (merger) the securities of the fund ceasing operation (the Predecessor Fund) that are exchanged for or converted into the other issuer (the Successor Fund) should be treated as redemptions on the Predecessor Funds final
Form 24-2 (not the Successor Funds).

F (b) In the case of a merger in which the Predecessor Fund is not deemed to cease operations (e.g. a reorganization) the Successor Fund inherits the sales and redemption credits of the Predecessor Fund and the Successor Fund must report them as sales and redemptions on its next Form 24-2 filing. The Predecessor fund in this type of merger need not file a final Form 24F-2. See Rule 24f-2(b)(1) and
(2) [17 CFR 270.24f-2(b)(1) and (2)].

 3.Special Rule for Unit Investment Trusts - The aggregate sale price of securities sold to a unit investment trust (UIT) that offers interests that are registered under the Securities Act and on which a registration fee has been or will be paid to the Commission may be excluded from the aggregate sale price of securities reported in
Item 5(i). If the issuer chooses to exclude the aggregate sale price of these securities from Item 5(i) the issuer may not use securities redeemed or repurchased from those UITs for purposes of determining the redemption or repurchase price of securities in Items 5(ii) and 5(iii).

 4.EDGAR - Report responses for Item 5 under the following EDGAR header-tags

  Item 5(i)  <SALE-PROCEEDS>
  Item 5(iv)  <REDEEMED-VALUE>
  Item 5(viii)  <FEE-PAID>

-The <SALE-PROCEEDS> and <REDEEMED-VALUE> tags are located immediately after the <SHARES> tag in the 24F2 submission header.

 5.Item 5(i) - Report the aggregate sale price of securities sold during the fiscal year in reliance upon registration under section 24(f).
  Include securities issued pursuant to dividend reinvestment plans
(DRIP shares) whether or not they are required to be registered under the Securities Act. Do not include the sale price of securities if any that were registered under the Securities Act other than pursuant to section 24(f) such as securities registered by post-effective amendment pursuant to rule 24e-2 under the Investment Company Act as in effect before October 11 1997. Example An issuer sold
1000000 shares and 250000 shares had previously been registered pursuant to rule 24e-2. Item 5(i) should show the aggregate sale price of 750000 shares.

 6.Item 5(ii) - Report the aggregate redemption or repurchase price of securities redeemed or repurchased during the fiscal year. Do not include securities that have been redeemed or repurchased and previously applied as a reduction to registration fees pursuant to rule 24e-2 as in effect before October 11 1997. Example An issuer with an August 30 1997 fiscal year end registered shares pursuant to rule 24e-2 in September 1997. The issuer applied securities redeemed during its 1997 fiscal year to reduce its registration fees payable under rule 24e-2. The redemption price of these redeemed securities should not be included in Item 5(ii).

 7.Item 5(iii) - Report the aggregate redemption or repurchase price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11 1995 that were not used previously to reduce registration fees payable to the Commission. Do not include securities that have been redeemed or repurchased and previously applied as a reduction to registration fees pursuant to rule 24e-2 as in effect before October 11 1997. See the Example to Item 5(ii).

 8.Items 5(iv) through 5(vi) -  Report the sum of Items 5(ii) and
5(iii) in Item 5(iv). Subtract Item 5(iv) from Item 5(i). If Item 5(iv) is less than Item 5(i) report the result in Item 5(v) (net sales).
  If Item 5(iv) is greater than Item 5(i) report the resulting negative number in parentheses in Item 5(vi) (net redemptions or repurchases).
  The amount of redemptions or repurchases reported in Item 5(vi) may be used by the issuer in future years to offset sales (by including it in response to Item 5(iii) of Form 24F-2 filed for the next fiscal year).


9.	Item 5(vii) - 	The Commission determines the rate for calculating
the registration fee (the fee rate) according to section 6(b) of the Securities Act [15 U.S.C. 77f(b)]. The registration fee is calculated by multiplying the net sales amount (Item 5(v)) by the fee rate.  The fee rate is subject to change from time to time without notice by act of Congress through appropriations for the Commission or other laws.
  Issuers should determine the current fee rate before they file by referring to section 6(b) and any law or regulation affecting section 6(b). Issuers also may check the Commissions latest fee rate advisory which is available under Press Releases on the
News & Public Statements page of the Commissions Internet site
at http//www.sec.gov.   Unless otherwise specified by act of Congress
the fee rate in effect at the time of filing applies to all securities sold during the fiscal year regardless of whether th e fee rate changes during the year.

10.	Item 5(viii) - If the issuer reports net redemptions or
repurchases in Item 5(vi) report 0 in Item 5(viii).

11.	Item 6 - If the issuer has sold securities during the fiscal year that were registered under rule 24e-2 as in effect prior to October 11 1997 (and thus are pre-paid) the issuer should exclude the pre-paid securities from Item 5(i) and instead report them in item 6.
  If after deducting the pre-paid securities from the aggregate sale price of securities sold during the fiscal year there is a balance of pre-paid shares remaining the issuer should report those pre-paid shares that remain. Example An issuer sold 1000000 shares and had 1250000 shares which were pre-paid because they had previously been registered pursuant to rule 24e-2. Item 5(i) should show the aggregate sale price was 0 and Item 6 should show that 1000000 pre-paid shares were used and that 250000 pre-paid shares remain.

D.	Computation of Interest Due if Form is Filed Late

1.	Item 7  Section 24(f) requires any issuer that pays its
registration fee after the Due Date (see Instruction A.2) to pay interest to the Commission on fees that are not paid on time. The payment of interest does not preclude the Commission from bringing an action to enforce the requirements of section 24(f). Under section 11 of the Debt Collection Act [31 U.S.C. 3717(a)] the interest rate is published by the Secretary of the Treasury. The rate is computed annually and is effective on January 1 each year. In some circumstances the rate may be changed on a quarterly basis. Filers owing interest should verify the current interest rate. Filers can find the rate by looking for the current value of funds rate on the Treasury
Departments Financial Management Service Internet site at http//www.fms.treas.gov or by calling (202) 874-6995.

2.	The interest is assessed only on the amount of the registration fee due and begins to accrue on the day after the Due Date. The amount of interest due should be calculated based on the interest rate in effect at the time the interest payment is made using the following formula

	I = (X) (Y) (Z/365)

	where

	I = Amount of interest due
	X = Amount of registration fee due
	Y = Applicable interest rate expressed as a fraction
	Z = Number of days by which the registration fee payment is late

E.	Payment and Signature

1.	Item 9 - Identify which SEC account number (payors CIK number) was designated to receive the payment.

2.	The Form must be signed on behalf of the issuer by an authorized officer of the issuer.  See rule 302 of Regulation S-T
[17 CFR 232.302] regarding signatures on forms filed electronically.

F. 	SECs Collection of Information

An agency may not conduct or sponsor and a person is not required to respond to a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory.
  The principal purpose of this collection of information is to enable issuers to calculate the registration fee payable to the Commission.
  The Commission estimates that the burden for completing the Form will be approximately 2 hours per filing. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing this burden. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. 3507. The responses to the collection of information will not be kept confidential.

OMB APPROVAL
OMB Number          3235-0456
Expires     December 31 2014
Estimated average burden
hours per response . . . . . . . 2
Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)
(           )
2
3